Derivatives, Hedges, Financial Instruments and Carbon Credits - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Notes based on quoted price	$ 83.65	$ 104